Retirement benefit obligations	12 Months Ended
Dec. 31, 2024
Retirement benefit obligations
Retirement benefit obligations

A10. Retirement benefit obligations

Apart from contributions to legally required social security state schemes, the Group operates a number of pension schemes around the world covering many of its employees.

Defined contribution pension plans

A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity.

The Group pays contributions to publicly or privately administered pension plans on a mandatory, contractual, or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognised as an employee benefit expense when they are due. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payments is available.

Defined benefit pension plans

A defined benefit pension plan is a plan that defines the amount of future pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as years of service, compensation, and age.

The asset or liability recognised in the balance sheet in respect of defined benefit pension plans is the fair value of plan assets, less the present value of the defined benefit obligation at the balance sheet date. The Group determines the net interest on the net defined benefit asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit asset. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that have a credit rating of at least AA, are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability. The Group will recognise a pension surplus as an asset where there is an unconditional right to a refund or where the Group has a right to reduce future pension contributions, taking into account the adverse effect of any minimum funding requirements.

Current and past service costs, to the extent they have vested, and curtailments are recognised as charges or credits against operating profit in the income statement. Interest income on the net defined benefit asset is recognised in finance income. Remeasurement gains and losses arising from experience adjustments, return on plan assets, and changes in actuarial assumptions are charged or credited to the Consolidated Statement of Comprehensive Income.

The largest retirement benefit obligation in the Group is the Rentokil Initial Irish Pension Scheme (which is in a surplus position).

A number of smaller defined benefit and defined contribution schemes operate elsewhere, which are also funded through payments to trustee-administered funds or insurance companies.

Defined benefit schemes are reappraised annually by independent actuaries based upon actuarial assumptions. Judgement is required in determining these actuarial assumptions, but this is not considered by management to be a significant accounting judgement as defined under IAS 1.

The assumptions used for the Rentokil Initial Irish Pension Scheme are shown below:

	31 December	31 December
	2024	2023
Weighted average %
Discount rate	3.5%	3.5%
Future salary increases	n/a	n/a
Future pension increases	2.1%	2.3%
Inflation	2.1%	2.3%

Risks

The scheme exposes the Company to a number of risks, the most significant of which are:

Asset volatility – Scheme liabilities are calculated using a discount rate set with reference to corporate bond yields; if assets underperform this yield, this will create a reduction in the current surplus position. The scheme holds a small proportion of growth assets (equities) which, although expected to outperform corporate bonds in the long term, create volatility and risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the long-term scheme objectives.

Changes in bond yields – A decrease in corporate bond yields will increase the value placed on the scheme’s liabilities for accounting purposes, although this will be partially offset by an increase in the value of the scheme’s bond holdings.

Inflation risk – A decrease in corporate bond yields will increase the value placed on the scheme’s liabilities for accounting purposes, although this will be partially offset by an increase in the value of the scheme’s bond holdings.

Life expectancy – The majority of the scheme’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

For the Rentokil Initial Irish Pension Scheme, the expected duration is 15-16 years.

Pension benefits

The movement in the net defined benefit obligation for all Group pension schemes over the accounting period is as follows:

		Fair			Fair
	Present	value of		Present	value of
	value of	plan		value of	plan
	obligation	assets	Total	obligation	assets	Total
	2024	2024	2024	2023	2023	2023
	£m	£m	£m	£m	£m	£m
At 1 January	(60)	35	(25)	(65)	38	(27)
Current service costs[1]	(1)	—	(1)	(1)	—	(1)
Interest on defined benefit obligation/asset[1]	(2)	1	(1)	(2)	1	(1)
Exchange difference	2	(2)	—	2	(1)	1
Total pension income/(expense)	(1)	(1)	(2)	(1)	—	(1)
Remeasurements:
– Remeasurement gain/(loss) on scheme assets	—	—	—	—	—	—
– Remeasurement gain/(loss) on obligation	—	—	—	—	—	—
Contributions:
– Employers	(1)	1	—	(1)	2	1
– Benefit payments	6	(1)	5	7	(5)	2
At 31 December	(56)	34	(22)	(60)	35	(25)

Retirement benefit obligation schemes[2]	(41)	16	(25)	(44)	16	(28)
Retirement benefit asset schemes[3]	(15)	18	3	(16)	19	3
1.	Service costs and administration expenses are charged to operating expenses, and interest cost and return on plan assets to finance cost and finance income.
2.

Benefit plans in an obligation position include plans situated in Austria, France, Germany, Hong Kong, India, Italy, Martinique, Norway, the Philippines, Saudi Arabia, South Africa, South Korea, Sri Lanka, Thailand, Trinidad and Tobago, and the UK.

3.	Benefit plans in an asset position include plans situated in Australia, Barbados, and Ireland.

Of the £56m (2023: £60m) of obligations in the table above, £17m (2023: £20m) is unfunded.

Total contributions payable to defined benefit pension schemes in 2025 are expected to be less than £1m.

The fair value of plan assets at the balance sheet date is analysed as follows:

	2024	2023
	£m	£m
Equity instruments	3	2
Debt instruments – unquoted	14	15
Property	1	1
Other	16	17
Total plan assets	34	35

Where available, the fair values of assets are quoted prices (e.g. listed equity, sovereign debt, and corporate bonds). In other cases, the market value as provided by the fund managers has been used in accordance with IFRS 13 Fair Value Measurement:

●	unquoted debt instruments (level 2);
●	interest and inflation rate hedging instruments (level 2); and
●	pooled investment funds (level 3).

Other significant assets are valued based on observable market inputs. Other assets primarily consist of cash.

The cumulative actuarial gain recognised in the Consolidated Statement of Comprehensive Income was £34m (2023: £34m). No remeasurement gain or loss was recognised during the year (2023: £nil).